Shareholder Report, Average Annual Return (Details)				1 Months Ended	12 Months Ended		20 Months Ended	60 Months Ended	66 Months Ended	119 Months Ended	120 Months Ended
	Nov. 01, 2022	Dec. 31, 2018	Jul. 29, 2014	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000206025
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catalyst Enhanced Income Strategy Fund
Average Annual Return, Percent					(7.60%)			(0.64%)	1.68%
C000206026
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catalyst Enhanced Income Strategy Fund
C000206024
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catalyst Enhanced Income Strategy Fund
C000143109
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Catalyst Insider Income Fund
Average Annual Return, Percent					2.71%			1.70%		1.43%
C000143110
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Catalyst Insider Income Fund
C000143111
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Catalyst Insider Income Fund
C000121700
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Catalyst/CIFC Senior Secured Income Fund
Average Annual Return, Percent					6.02%			3.91%			3.36%
C000121701
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Catalyst/CIFC Senior Secured Income Fund
C000240463
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Catalyst/CIFC Senior Secured Income Fund
C000121702
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Catalyst/CIFC Senior Secured Income Fund
C000102758
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Catalyst/MAP Global Balanced Fund
Average Annual Return, Percent					(0.85%)			2.13%			2.80%
C000102759
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Catalyst/MAP Global Balanced Fund
C000142549
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Catalyst/MAP Global Balanced Fund
C000064375
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Catalyst/SMH High Income Fund
Average Annual Return, Percent					8.25%			3.96%			1.37%
C000064376
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Catalyst/SMH High Income Fund
C000128969
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Catalyst/SMH High Income Fund
C000064377
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Catalyst/SMH Total Return Income Fund
Average Annual Return, Percent					7.72%			6.30%			2.87%
C000064378
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Catalyst/SMH Total Return Income Fund
C000128970
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Catalyst/SMH Total Return Income Fund
Without Sales Load [Member] | C000206025
Average Annual Return [Line Items]
Average Annual Return, Percent					(1.97%)			0.54%	2.78%
Without Sales Load [Member] | C000206026
Average Annual Return [Line Items]
Average Annual Return, Percent					(2.72%)			(0.23%)	2.00%
Without Sales Load [Member] | C000206024
Average Annual Return [Line Items]
Average Annual Return, Percent					(1.73%)			0.79%	3.03%
Without Sales Load [Member] | C000143109
Average Annual Return [Line Items]
Average Annual Return, Percent					7.84%			2.70%		1.93%
Without Sales Load [Member] | C000143110
Average Annual Return [Line Items]
Average Annual Return, Percent					7.04%			1.94%		1.20%
Without Sales Load [Member] | C000143111
Average Annual Return [Line Items]
Average Annual Return, Percent					8.11%			2.96%		2.21%
Without Sales Load [Member] | C000121700
Average Annual Return [Line Items]
Average Annual Return, Percent					11.29%			4.93%			3.87%
Without Sales Load [Member] | C000121701
Average Annual Return [Line Items]
Average Annual Return, Percent					10.36%			4.14%			3.09%
Without Sales Load [Member] | C000240463
Average Annual Return [Line Items]
Average Annual Return, Percent					10.34%		10.77%
Without Sales Load [Member] | C000121702
Average Annual Return [Line Items]
Average Annual Return, Percent					11.44%			5.17%			4.13%
Without Sales Load [Member] | C000102758
Average Annual Return [Line Items]
Average Annual Return, Percent					5.20%			3.35%			3.41%
Without Sales Load [Member] | C000102759
Average Annual Return [Line Items]
Average Annual Return, Percent					4.43%			2.58%			2.64%
Without Sales Load [Member] | C000142549
Average Annual Return [Line Items]
Average Annual Return, Percent					5.55%			3.62%			3.69%
Without Sales Load [Member] | C000064375
Average Annual Return [Line Items]
Average Annual Return, Percent					13.65%			4.98%			1.87%
Without Sales Load [Member] | C000064376
Average Annual Return [Line Items]
Average Annual Return, Percent					12.77%			4.23%			1.12%
Without Sales Load [Member] | C000128969
Average Annual Return [Line Items]
Average Annual Return, Percent					14.24%			5.30%			2.13%
Without Sales Load [Member] | C000064377
Average Annual Return [Line Items]
Average Annual Return, Percent					14.30%			7.56%			3.49%
Without Sales Load [Member] | C000064378
Average Annual Return [Line Items]
Average Annual Return, Percent					13.46%			6.77%			2.72%
Without Sales Load [Member] | C000128970
Average Annual Return [Line Items]
Average Annual Return, Percent					14.63%			7.80%			3.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					2.63%			(0.23%)	0.87%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					2.63%			(0.23%)	0.87%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					2.63%			(0.23%)	0.87%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent					4.87%			1.25%		1.37%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent					4.87%			1.25%		1.37%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent					4.87%			1.25%		1.37%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					2.63%			(0.23%)			1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					2.63%			(0.23%)			1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					2.63%		4.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					2.63%			(0.23%)			1.35%
MSCI ACWI VALUE Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI VALUE Gross (USD)
Average Annual Return, Percent					14.76%			7.81%			6.16%
MSCI ACWI VALUE Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI VALUE Gross (USD)
Average Annual Return, Percent					14.76%			7.81%			6.16%
MSCI ACWI VALUE Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI VALUE Gross (USD)
Average Annual Return, Percent					14.76%			7.81%			6.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					2.63%			(0.23%)			1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					2.63%			(0.23%)			1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					2.63%			(0.23%)			1.35%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					24.56%			15.05%			12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					24.56%			15.05%			12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					24.56%			15.05%			12.86%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent					2.12%			(0.76%)	0.05%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent					2.12%			(0.76%)	0.05%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent					2.12%			(0.76%)	0.05%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					2.63%			(0.23%)		1.34%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					2.63%			(0.23%)		1.34%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					2.63%			(0.23%)		1.34%
S&P LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return, Percent					10.78%			5.24%			4.17%
S&P LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return, Percent					10.78%			5.24%			4.17%
S&P LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return, Percent					10.78%		11.57%
S&P LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P LSTA U.S. Leveraged Loan 100 Index TR
Average Annual Return, Percent					10.78%			5.24%			4.17%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Gross (USD)
Average Annual Return, Percent					19.92%			11.28%			8.99%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Gross (USD)
Average Annual Return, Percent					19.92%			11.28%			8.99%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Gross (USD)
Average Annual Return, Percent					19.92%			11.28%			8.99%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent					10.41%			3.74%			4.22%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent					10.41%			3.74%			4.22%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent					10.41%			3.74%			4.22%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent					10.41%			3.74%			4.22%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent					10.41%			3.74%			4.22%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent					10.41%			3.74%			4.22%